Vanguard® Core Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (7.8%)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	370	385
	Auburn University College & University Revenue	5.000%	6/1/2043	1,315	1,338
	Baldwin County AL Board of Education Sales Tax Revenue	3.000%	6/1/2041	945	782
	Birmingham AL GO	5.000%	12/1/2043	1,120	1,139
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	6,050	6,290
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2034	890	921
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	955	1,003
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	8,315	8,595
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7)	4.000%	12/1/2026	75	76
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	10/1/2052	3,570	3,597
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	2,150	2,152
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2030	750	781
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2032	190	198
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	1,000	1,034
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	1,675	1,753
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	13,395	13,447
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	500	515
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	3,500	3,572
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	6/1/2036	5,000	5,256
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,970	2,025
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	320	333
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	1,160	1,206
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2049	2,315	2,325
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	10/1/2052	3,500	3,531
[1]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.510%	10/1/2052	2,610	2,609
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	345	347
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	2,280	2,295
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	1,285	1,340
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	1,815	1,899
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	275	292
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	50	52
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	850	854
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	11,145	11,544
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	1,220	1,247
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	360	373
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	7,785	7,852
[2]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2034	1,770	1,828
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	2,680	2,804
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	165	174
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	945	990
	Homewood Educational Building Authority College & University Revenue	4.000%	12/1/2037	140	132
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2046	435	372
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	180	192
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	590	600
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	550	558
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	5,910	6,083
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	100
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	100	99
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	75	75
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	100	102
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	100	99
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	250	262
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	125	130
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	370	371
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	3,535	3,744
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	3,055	3,114
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	5,985	6,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	6,280	6,337
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	2,235	2,362
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	1,090	1,120
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	1,840	1,914
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	35	37
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,400	1,476
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	250	261
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	125	125
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	185	184
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	715	721
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	370	372
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2043	390	309
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2047	825	604
	University of Alabama at Birmingham College & University Revenue	3.125%	10/1/2048	4,000	2,969
	University of Alabama College & University Revenue	4.000%	7/1/2050	510	454
[3]	Walker County AL Board of Education Special Tax Revenue	4.250%	3/1/2054	250	227
					140,267
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	90	97
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	105	115
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	750	628
					840
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2033	600	665
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2034	700	781
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2037	400	445
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	50	52
	Arizona Board of Regents College & University Revenue	5.000%	8/1/2051	2,500	2,581
	Arizona Board of Regents College & University Revenue	5.000%	8/1/2056	2,500	2,554
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	500	546
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	250	274
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	500	425
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	135	135
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	1,755	1,528
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	1,750	1,377
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	1,000	744
[4]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	115	118
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2050	550	489
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	109
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	100	101
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	130	131
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	470	495
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.250%	1/1/2037	415	383
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,100	2,147
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2051	4,895	3,421
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2040	555	464
	Mesa AZ Utility System Multiple Utility Revenue	2.000%	7/1/2047	490	315
	Mesa AZ Utility System Multiple Utility Revenue	2.000%	7/1/2048	530	332
	Peoria AZ Excise Tax Sales Tax Revenue	5.000%	7/15/2043	605	633
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	100	102
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	2,000	2,041
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	65	68
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	255	257
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	40	41
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	315	330
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	3.125%	8/1/2043	135	111
					24,195
Arkansas (0.0%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	150
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	109
	Hot Springs School District No. 6 GO	2.125%	6/1/2041	50	34
	University of Arkansas College & University Revenue	5.000%	11/1/2044	115	118
					411
California (7.9%)
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	175	124
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	450	474
	Antelope Valley Community College District GO	0.000%	2/1/2050	100	32
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	1,205	1,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.410%	4/1/2036	2,265	2,268
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2035	1,295	1,399
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	1,690	1,802
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	2,000	2,128
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,000	1,003
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	1,365	1,445
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	2,025	2,040
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	3,875	4,011
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,500	1,555
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	1,550	1,618
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	1,205	1,299
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	900	942
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	305	325
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	5,175	5,317
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	5,910	6,031
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	1,100	1,163
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	680	686
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	6,715	6,957
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	1,445	1,444
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	2,900	2,957
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	2,740	2,863
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	755	763
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	755	788
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	425	445
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2034	2,515	2,659
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2039	100	110
	California GO	5.000%	8/1/2034	185	185
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	565	603
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	350	376
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	335	335
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	455	373
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2042	335	286
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	300	217
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	185	144
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	235	210
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	1,165	1,195
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	1,000	1,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	1,000	1,086
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	1,077	1,026
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	990	933
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	505	506
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	500	506
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	500	493
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	420	423
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,000	1,012
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	300	312
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	126
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	315	316
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	345	295
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/2056	385	373
[4]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	100	100
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	100	88
	California Public Finance Authority Intergovernmental Agreement Revenue	3.000%	2/1/2050	325	239
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	1,000	962
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	6,765	6,335
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	750	803
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	6.750%	1/1/2066	5,080	5,049
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	900	769
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	170	177
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	260	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue PUT	2.900%	11/1/2029	2,770	2,759
	California State University College & University Revenue PUT	2.900%	11/1/2029	1,595	1,588
	California State University College & University Revenue PUT	3.150%	11/1/2032	2,065	2,044
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	420	431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	255	260
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	100	100
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	425	444
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	210	219
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	965	965
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	1,500	1,015
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	200	137
	Dublin Unified School District GO	4.000%	8/1/2039	1,495	1,495
[3]	Folsom Cordova Unified School District GO	4.000%	10/1/2038	125	125
[6]	Freddie Mac Pool	3.720%	1/1/2041	487	441
	Fresno Unified School District GO	4.000%	8/1/2036	840	837
[4]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	300	291
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	95	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	680	741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	595	611
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	350	375
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	905	947
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,235	3,269
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	515	532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	340	341
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	200	210
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	200	214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	250	271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,045	1,081
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	155	163
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	235	246
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	315	335
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	105	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	860	917
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,130	3,234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,020	3,215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,003
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	415	432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	650
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	120	125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	355	371
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	300	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,500	1,523
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	55	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	385	391
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	350	368
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,000	1,081
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	95	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	285	298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,230	1,310
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	30	32
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	515	550
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	355	373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	720	743
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	430	449
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	400	423
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	410	411
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	80	81
	Marina Joint Powers Financing Authority Local or Guaranteed Housing Revenue	3.400%	3/1/2036	910	897
	Mount San Jacinto Community College District GO	2.000%	8/1/2043	3,000	2,013
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	85	100
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	285	298
[3]	Oak Park Unified School District GO	6.750%	8/1/2031	50	57
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	4.000%	8/1/2034	110	106
	Palomar Health GO	4.000%	8/1/2035	115	109
	Palomar Health GO	4.000%	8/1/2036	100	94
	Palomar Health GO	3.000%	8/1/2037	20	17
	Palomar Health GO	0.000%	8/1/2038	50	27
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	80	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2053	1,250	310
[3]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2054	1,450	340
[3]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2055	1,850	410
	San Bernardino County Housing Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2036	325	319
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	185	186
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	140	97
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	300	324
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	360
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	329
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	20	21
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	4,915	5,146
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	2,030	2,106
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	305	331
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	100	104
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	195	204
[5]	Southern Mono Health Care District GO	0.000%	5/1/2034	785	584
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,220	1,293
[7]	Ukiah Public Financing Authority Intergovernmental Agreement Revenue	3.000%	3/1/2042	290	240
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	895	734
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	190	198
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	70	64
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2039	150	126
	Wildomar CA Special Tax Revenue	5.000%	9/1/2032	100	105
	Wildomar CA Special Tax Revenue	5.000%	9/1/2033	120	126
	Wildomar CA Special Tax Revenue	5.000%	9/1/2035	155	163
					142,374
Colorado (2.2%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.500%	12/1/2044	400	449
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.500%	12/1/2045	365	407
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	165	173
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	150	152
	Board of Water Commissioners City & County of Denver Water Revenue	3.000%	9/15/2043	2,800	2,248
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	525	486
	Colorado COP	3.000%	12/15/2036	525	475
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2036	50	48
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	5.250%	3/1/2056	2,000	2,055
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2040	2,620	2,635
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	2,155	2,165
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	365	384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	540	578
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	425	459
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	390	403
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,015	1,042
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	440	440
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2048	260	259
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/2049	1,170	852
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	1,065	917
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	1,750	1,524
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	350	312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	100	100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	340	371
[1,4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of TSFR1M + 1.500%	4.052%	2/1/2046	915	915
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	385	377
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	405	404
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	125	139
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	980	1,074
[2]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2057	1,190	1,321
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	100
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	165	165
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	100	99
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2047	2,000	2,018
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	9/15/2049	1,075	807
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	425	339
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	115	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	150	135
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	50	50
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	250	243
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	105	58
[7]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,950	1,985
[7]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2034	120	132
[7]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2035	100	110
[7]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2036	150	165
[3]	Grand River Hospital District GO	6.000%	12/1/2043	100	113
[3]	Grand River Hospital District GO	6.000%	12/1/2044	100	113
[3]	Grand River Hospital District GO	6.000%	12/1/2045	100	112
[3]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	135	120
	Parterre Metropolitan District No. 5 GO	6.125%	12/1/2055	840	876
	Piney Lake Trails Metropolitan District No. 1 GO	5.875%	12/1/2055	2,000	2,004
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2041	125	125
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2039	300	313
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2040	300	312
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2041	350	363
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2042	500	519
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2043	500	518
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2044	500	516
[7]	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.000%	12/1/2045	500	515
	University of Colorado College & University Revenue	5.250%	6/1/2051	250	263
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	520	519
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	2,000	2,062
[3]	Westminster Public Schools COP	5.000%	12/1/2043	250	255
					39,406
Connecticut (0.5%)
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	150	164
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	100	108
	Aquarion Water Authority Water Revenue	5.000%	8/1/2033	100	110
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	100	111
	Aquarion Water Authority Water Revenue	5.000%	8/1/2034	100	110
	Aquarion Water Authority Water Revenue	5.000%	8/1/2035	155	172
	Aquarion Water Authority Water Revenue	5.000%	8/1/2035	100	110
	Aquarion Water Authority Water Revenue	5.000%	8/1/2036	100	111
	Aquarion Water Authority Water Revenue	5.000%	8/1/2036	100	110
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	105	118
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	100	111
	Aquarion Water Authority Water Revenue	0.000%	8/1/2049	920	285
	Aquarion Water Authority Water Revenue	0.000%	8/1/2050	935	273
	Aquarion Water Authority Water Revenue	0.000%	8/1/2051	770	213
	Aquarion Water Authority Water Revenue	0.000%	8/1/2052	1,100	287
	Aquarion Water Authority Water Revenue	0.000%	8/1/2053	1,055	259
	Aquarion Water Authority Water Revenue	0.000%	8/1/2054	6,475	1,503
	Aquarion Water Authority Water Revenue	0.000%	8/1/2055	6,150	1,344
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	140	139
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	51
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	940	1,015
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	225	238
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	155	161
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	50	39
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.375%	12/15/2061	680	685
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	700	738
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	100	100
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	100	103
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	100	101
					8,869
Delaware (0.4%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	640	629
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	110	112
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	1,665	1,706
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,185	1,058
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2051	2,785	2,905
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	1,370	1,488
[6]	Freddie Mac Pool	4.350%	1/1/2044	1	1
					7,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (0.7%)
	District of Columbia College & University Revenue	4.000%	10/1/2042	245	217
	District of Columbia College & University Revenue	5.750%	10/1/2055	500	504
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	425	458
	District of Columbia GO	5.000%	6/1/2042	535	540
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	100	103
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	103
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	150	153
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	115	112
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	430	454
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	245	262
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	1,650	1,706
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	175	180
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	95	55
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	55	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2032	290	309
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	230	239
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	1,560	1,597
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	440	417
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	2,500	2,537
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	1,000	1,054
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	1,280	1,292
					12,424
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,435	1,024
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,120	830
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,055	901
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	109
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	995	1,064
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	70	71
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	1,000	846
	Broward County FL School District COP	5.000%	7/1/2032	285	302
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	130	135
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	200	174
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
[4]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	6.500%	12/15/2058	100	90
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	960	1,023
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	165	178
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2043	385	394
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/2035	190	166
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	400	421
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	650	683
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	2,470	2,087
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2034	260	243
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	300	252
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	12/15/2056	600	457
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	50	51
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2039	205	206
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	150	145
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	105	95
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	156
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	100	107
	Florida GO, Prere.	4.000%	6/1/2027	2,250	2,274
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	365	383
	Florida Higher Educational Facilities Financing Authority College & University Revenue	4.000%	10/1/2037	85	80
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Educational Facilities Ringling College Project)	4.000%	3/1/2047	100	79
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	355	258
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	755	814
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	955	1,047
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	435	477
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	215	237
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	250	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	160	160
[4]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	565	595
[7]	Florida State Board of Governors Florida International University Dormitory Rev Local or Guaranteed Housing Revenue	2.000%	7/1/2041	65	43
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	50	51
[4]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	105	106
	Greenbriar Community Development District Special Assessment Revenue	5.700%	5/1/2058	125	122
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	150	150
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	425	374
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/2054	275	239
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	100	107
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	150	113
[3]	Hillsborough County FL Miscellaneous Taxes Revenue	3.125%	10/1/2046	475	373
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	175	159
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/2055	860	646
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	85	86
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	140	141
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/2055	55	53
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	60	63
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project) PUT	5.000%	4/1/2035	495	536
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	195	195
[3]	Marion County School Board COP	5.000%	6/1/2042	575	602
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	255	257
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	1,000	1,007
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2051	955	806
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	85	87
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	100	100
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2045	50	52
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	325	325
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,750	1,783
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	2,625	2,330
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	1,000	1,020
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	1,570	1,440
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	2,085	1,867
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/2046	200	198
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	525	524
[4]	Miami-Dade County IDA Charter School Aid Revenue	6.250%	6/1/2055	750	755
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	50	48
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	140	129
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	1,495	1,540
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2045	50	39
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	3,840	2,747
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	300	305
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	260	261
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	105	105
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	460	462
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	145	146
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	600	503
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/2056	200	188
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	50	50
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,235	3,248
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	1,450	1,140
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	150	157
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	300	299
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	435	431
	Palm Beach County School District COP	5.000%	8/1/2038	240	253
[3]	Palm Beach County School District COP	5.000%	8/1/2041	725	758
[7]	Pasco County School Board COP	5.000%	8/1/2039	100	102
[3]	Pasco County School Board COP	5.000%	8/1/2046	175	181
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	195	157
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	1,225	1,044
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	105	105
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2037	125	111
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	475	525
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	290	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	180	191
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2055	965	789
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,100	3,100
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	80	80
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	3,195	2,887
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	90	88
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	415	416
					58,852
Georgia (1.6%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	220	220
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	1,000	1,064
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	100
[3]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	110	97
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	501
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	235	236
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	125	124
	Canton GA Water & Sewerage Water Revenue	2.000%	5/1/2050	155	84
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	750	751
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	25	20
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2057	500	506
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2055	500	512
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.250%	6/1/2064	500	508
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	450	386
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	100	102
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2045	1,685	1,759
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	50	49
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Windmont Pointe Project)	4.000%	7/1/2036	525	515
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2033	810	885
	Fulton County Development Authority College & University Revenue	5.250%	6/1/2051	3,000	3,091
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	175	176
[4]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.750%	7/1/2066	1,055	1,040
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2047	3,975	2,980
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	2.500%	2/15/2051	225	140
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	350	353
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2042	210	211
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/2041	80	69
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.700%	12/1/2055	250	240
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	220	243
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	80	82
[7]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	100	100
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	80	76
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2030	125	129
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	500	519
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	155
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2049	200	198
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	755	756
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	755	762
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,055	1,060
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	210	216
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	505	507
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	115	120
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,525	1,577
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	1,000	1,050
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	1,005	1,046
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	220	231
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	158
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	400	421
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	750	794
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100	106
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	535	558
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	225	234
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	55	49
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	100	102
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	300	298
					28,416
Guam (0.0%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	75	78
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	60	62
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	102
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	102
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	100	105
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	125	132
					685
Hawaii (0.1%)
	Hawaii County HI GO	5.000%	9/1/2036	345	349
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,500	1,634
	Honolulu HI City & County GO	5.000%	9/1/2040	65	66
					2,049
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	100	94
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	165	179
[3]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	550	582
[3]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,850	3,007
					3,862
Illinois (8.0%)
[3]	Adams County School District No. 172 GO	5.000%	2/1/2034	660	720
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	15	15
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2039	915	891
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	210	213
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	1,270	1,285
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	2,800	2,827
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	180	181
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	500	503
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	1,700	1,690
[5]	Chicago Board of Education GO	0.000%	12/1/2026	250	247
[3]	Chicago Board of Education GO	5.000%	12/1/2027	800	818
[3]	Chicago Board of Education GO	5.000%	12/1/2027	100	102
[3]	Chicago Board of Education GO	5.000%	12/1/2028	100	104
	Chicago Board of Education GO	5.000%	12/1/2029	100	102
	Chicago Board of Education GO	5.000%	12/1/2030	150	152
	Chicago Board of Education GO	5.000%	12/1/2035	300	300
	Chicago Board of Education GO	5.000%	12/1/2036	500	495
	Chicago Board of Education GO	5.000%	12/1/2036	300	297
	Chicago Board of Education GO	6.000%	12/1/2037	4,800	5,159
	Chicago Board of Education GO	5.000%	12/1/2040	1,000	952
	Chicago Board of Education GO	6.000%	12/1/2041	1,000	1,051
	Chicago Board of Education GO	5.000%	12/1/2042	430	409
	Chicago Board of Education GO	6.000%	12/1/2042	760	796
	Chicago Board of Education GO	6.000%	12/1/2042	1,000	1,047
	Chicago Board of Education GO	6.000%	12/1/2043	880	919
	Chicago Board of Education GO	6.000%	12/1/2044	415	431
	Chicago Board of Education GO	5.000%	12/1/2047	100	89
	Chicago Board of Education GO	5.750%	12/1/2050	1,000	1,004
	Chicago Board of Education GO	6.250%	12/1/2050	755	785
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2042	1,340	1,431
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	1,000	1,027
	Chicago IL GO	5.000%	1/1/2027	185	186
	Chicago IL GO	5.000%	1/1/2028	155	157
	Chicago IL GO	0.000%	1/1/2032	75	60
	Chicago IL GO	4.000%	1/1/2032	75	73
	Chicago IL GO	5.000%	1/1/2033	985	1,003
	Chicago IL GO	5.000%	1/1/2034	240	244
	Chicago IL GO	5.000%	1/1/2034	500	513
	Chicago IL GO	4.000%	1/1/2035	360	341
	Chicago IL GO	4.000%	1/1/2035	1,000	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	4.000%	1/1/2035	150	142
	Chicago IL GO	5.500%	1/1/2043	55	55
	Chicago IL GO	5.000%	1/1/2044	150	143
	Chicago IL GO, ETM	5.000%	1/1/2028	75	77
[5]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	100	99
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	1,000	1,006
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2036	300	322
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	235	249
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	280	294
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,505	1,611
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	335	364
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	2,020	2,185
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	445	476
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2047	705	717
	Chicago IL Waterworks Water Revenue	5.500%	11/1/2066	4,155	4,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	125	126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	205	206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	455	457
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	25	25
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	10,000	10,022
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	85	86
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	275	281
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	1,500	1,546
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	1,500	1,534
[7]	Chicago Park District GO	5.000%	1/1/2039	100	104
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	100	105
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	270	275
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	1,250	1,096
[7]	Cook County Community College District No. 508 GO	5.500%	12/1/2051	2,500	2,610
[7]	Cook County Community College District No. 508 GO	5.500%	12/1/2055	2,500	2,596
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	4.250%	12/1/2047	350	336
	Cook County IL GO	5.000%	11/15/2031	1,000	1,005
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	75	78
[2]	Cook County IL Sales Tax Revenue	5.250%	11/15/2051	5,520	5,725
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2030	750	757
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/2035	110	102
[3]	Fulton Mason Knox Schuyler Etc Counties Community College District No. 534 GO	4.500%	12/1/2034	1,500	1,512
[7]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2050	1,000	1,039
[7]	Grand Prairie Water Commission Water Revenue	5.250%	1/1/2055	1,000	1,025
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	265	285
[7]	Hoffman Estates Park District GO	5.000%	12/1/2030	120	125
	Illinois Finance Authority Charter School Aid Revenue	5.125%	12/1/2033	710	747
	Illinois Finance Authority Charter School Aid Revenue	5.250%	12/1/2034	375	397
	Illinois Finance Authority Charter School Aid Revenue	5.250%	12/1/2035	390	412
	Illinois Finance Authority Charter School Aid Revenue	5.250%	12/1/2045	3,000	2,972
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	60	60
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	75	77
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2036	225	225
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	100	87
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2041	100	98
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2041	180	182
	Illinois Finance Authority College & University Revenue	5.000%	5/15/2043	65	68
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2044	980	1,001
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	100	106
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2048	1,070	1,077
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	500	505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	3,905	4,201
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	100	101
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	975	936
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	700	725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	300	288
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	150	151
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	100	85
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	220	185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	245	246
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	200	202
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	180	182
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	780	654
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	525	525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	115	114
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2056	615	638
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	200	216
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	180	197
[1]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.705%	11/1/2034	225	225
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	265	267
	Illinois Finance Authority Water Revenue	5.000%	7/1/2033	160	161
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	50	48
	Illinois GO	5.000%	5/1/2029	180	186
	Illinois GO	5.000%	3/1/2031	210	225
	Illinois GO	5.000%	5/1/2032	95	103
	Illinois GO	5.000%	12/1/2032	50	54
	Illinois GO	4.000%	12/1/2034	500	498
	Illinois GO	5.000%	5/1/2035	100	106
	Illinois GO	5.000%	5/1/2036	1,890	2,003
	Illinois GO	5.000%	11/1/2036	125	125
	Illinois GO	5.250%	3/1/2037	250	267
	Illinois GO	5.000%	5/1/2037	60	63
	Illinois GO	4.000%	7/1/2037	560	544
	Illinois GO	5.250%	5/1/2039	50	53
	Illinois GO	5.000%	5/1/2040	30	30
	Illinois GO	5.500%	10/1/2040	725	777
	Illinois GO	5.000%	5/1/2041	150	157
	Illinois GO	4.000%	10/1/2043	200	184
	Illinois GO	4.000%	10/1/2048	1,250	1,101
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	4/1/2030	60	54
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/2035	65	60
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	8/1/2042	2,000	1,940
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	4/1/2056	1,990	2,215
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	370	413
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	1,180	1,336
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	190	189
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	150	149
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/2030	2,000	2,129
	Illinois Sales Tax Revenue	5.000%	6/15/2031	1,000	1,075
	Illinois Sales Tax Revenue	5.000%	6/15/2032	1,000	1,081
	Illinois Sales Tax Revenue	5.000%	6/15/2033	110	120
	Illinois Sales Tax Revenue	5.000%	6/15/2033	1,000	1,088
	Illinois Sales Tax Revenue	5.000%	6/15/2034	1,000	1,093
	Illinois Sales Tax Revenue	5.000%	6/15/2035	210	228
	Illinois Sales Tax Revenue	5.000%	6/15/2040	155	163
	Illinois Sales Tax Revenue	5.000%	6/15/2041	2,000	2,101
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	115	115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	2,580	2,582
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	1,375	1,395
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	110	115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	125	128
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	1,635	1,686
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	4,945	4,625
[3]	Illinois State University College & University Revenue	5.000%	4/1/2037	50	51
[7]	Joliet IL Waterworks & Sewerage Water Revenue	5.250%	1/1/2050	2,000	2,065
	Lake County IL Water & Sewer System Water Revenue	2.000%	12/1/2032	990	851
	Lincoln Land Community College District No. 526 GO	4.000%	12/15/2044	750	692
[3]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2040	250	254
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2043	785	739
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2044	860	802
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	30	26
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	25	21
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	200	151
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/2036	225	239
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	85	54
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	500	300
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	175	159
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	500	500
[7]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	474
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	780	790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	100	105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	100	108
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	110	118
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	235	257
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	100	104
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	120	122
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	420	448
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	125	127
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	1,125	1,150
[7]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2066	1,205	1,258
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2039	650	683
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2040	2,000	2,098
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2041	1,200	1,257
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2042	840	879
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2043	165	172
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2044	170	176
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.500%	1/1/2045	125	133
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.500%	1/1/2046	125	132
[7]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.500%	1/1/2047	125	132
[7]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2036	60	54
					143,801
Indiana (1.6%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	220	232
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,000	1,046
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2042	745	790
[6,9]	Freddie Mac Pool	4.350%	8/1/2041	3,689	3,554
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2034	215	228
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2035	225	239
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2036	215	226
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2031	800	857
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2032	440	475
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2033	450	488
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2034	475	518
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2035	500	546
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	100	102
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	180	182
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	5/1/2051	575	606
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	5/1/2054	1,255	1,318
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	135	147
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	100	100
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	100	95
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/2042	10	11
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2046	7,200	7,208
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,725	1,909
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	99
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	130	129
	Indiana University College & University Revenue	5.000%	6/1/2044	4,000	4,038
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	555	573
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	110	113
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	255	236
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	100	101
	St. Joseph County IN College & University Revenue (Saint Mary's College Project)	5.000%	4/1/2033	2,690	2,803
[7]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	50	53
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	160	161
					29,183
Iowa (0.7%)
[7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	500	550
[7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	180	196
[7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2038	195	210
[7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	200	211
[7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	100	105
[7]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.250%	1/1/2051	1,500	1,554
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	250	197
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2051	270	266
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/2046	210	210
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	500	515
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2035	7,975	8,361
					12,475
Kansas (0.6%)
	Burlington KS Industrial Revenue (Evergy Metro Inc. Project) PUT	3.375%	6/2/2031	255	252
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	65	70
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	12/1/2028	180	179
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	200	205
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.750%	6/1/2046	65	46
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.600%	6/1/2047	40	31
[7]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2048	375	384
[7]	McPherson County Unified School District No. 418 McPherson GO	5.250%	9/1/2056	6,000	6,222
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	100
[7]	Topeka KS Combined Utility Water Revenue	2.000%	8/1/2040	300	208
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2041	50	43
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2054	1,120	1,187
	Wamego KS Industrial Revenue	3.500%	4/15/2032	1,500	1,471
	Wyandotte County-Kansas City Unified Government Utility System Revenue Electric Power & Light Revenue	5.000%	9/1/2041	105	105
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2030	150	150
					10,653
Kentucky (2.8%)
	Breckinridge County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	3/1/2046	2,000	1,867
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/2048	70	64
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2051	3,490	2,788
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2051	735	755
	Kentucky Bond Development Corp. College & University Revenue	5.500%	10/31/2056	355	371
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2058	1,590	1,561
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	135	146
[3]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2035	750	819
[3]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2036	900	984
[3]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2061	1,000	1,022
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	155	163
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	515	532
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	255	261
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	85	87
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	65	66
	Kentucky Economic Development Finance Authority Telecom Revenue	5.000%	1/1/2045	200	200
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2029	310	322
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2032	520	541
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	4,015	4,075
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2034	2,625	2,687
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2036	2,000	2,071
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	375	378
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	3,090	3,249
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	2,185	2,264
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	10,000	10,049
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	100	106
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	840	875
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	100	104
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2037	185	165
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.250%	5/15/2042	1,000	698
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	170	130
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	90	74
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	110	110
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	140	140
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,510	1,621
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,095	1,181
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,770	1,920
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	1,720	1,870
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,091
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,250	1,367
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	500	523
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	1,055	1,105
	University of Kentucky College & University Revenue	5.250%	4/1/2050	500	518
					50,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana (2.0%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	9,750	9,876
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2044	1,950	1,998
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2045	2,500	2,522
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	101
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	200	193
[3]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.250%	7/1/2050	1,500	1,556
	Louisiana Public Facilities Authority Charter School Aid Revenue (Crescent City Schools Project)	5.000%	7/1/2041	700	684
	Louisiana Public Facilities Authority Charter School Aid Revenue (Crescent City Schools Project)	5.300%	7/1/2046	550	534
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2029	330	344
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2031	100	106
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	25	25
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2026	65	65
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.000%	10/1/2028	50	51
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	4.000%	10/1/2051	1,500	1,235
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	510	540
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	390	406
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	5/15/2047	2,020	1,454
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2049	1,320	1,123
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	500	504
	New Orleans LA GO	5.000%	12/1/2032	500	533
	New Orleans LA GO	5.000%	12/1/2033	515	552
	New Orleans LA GO	5.000%	12/1/2036	990	1,015
	New Orleans LA GO	5.000%	12/1/2037	110	113
	New Orleans LA GO	5.000%	12/1/2037	1,165	1,213
	New Orleans LA GO	5.000%	12/1/2041	100	101
	New Orleans LA GO	5.000%	12/1/2043	580	587
	Parish of St. John the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	640	636
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	60	61
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	100	106
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	50	51
	St. Tammany Parish Hospital Service District No.1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2036	1,715	1,751
	St. Tammany Parish Hospital Service District No.1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project) PUT	5.000%	7/1/2036	6,000	6,548
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2036	375	405
					36,989
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	81
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	1,000	857
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	15	15
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	5	5
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	325	354
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	255	278
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2056	375	414
					2,004
Maryland (1.1%)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	410	410
	Chestertown MD College & University Revenue (Washington College Project)	6.500%	3/1/2055	2,500	2,517
[8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.150%	7/1/2040	100	73
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	150	143
[8]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	4.700%	7/1/2046	3,500	3,485
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	3/1/2056	400	441
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	580	641
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	35	36
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	415	439
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	195	213
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,750	1,904
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	500	551
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,096
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	250	276
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,605	1,750
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	5/15/2047	170	142
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	1,500	1,549
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	680	565
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	380	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,135	1,153
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	400	399
	Washington Suburban Sanitary Commission Water Revenue	2.250%	6/1/2043	2,500	1,760
					19,953
Massachusetts (4.1%)
	Attleboro MA (School Project Loan Chapter 70B) GO	2.000%	11/1/2035	415	339
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	2,000	1,684
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2046	7,000	5,619
	Commonwealth of Massachusetts GO	2.000%	3/1/2034	1,025	883
	Commonwealth of Massachusetts GO	2.000%	9/1/2038	1,070	804
	Commonwealth of Massachusetts GO	5.000%	9/1/2038	1,000	1,028
	Commonwealth of Massachusetts GO	5.000%	11/1/2039	800	813
	Commonwealth of Massachusetts GO	2.000%	9/1/2040	1,650	1,164
	Commonwealth of Massachusetts GO	5.000%	11/1/2041	285	289
	Commonwealth of Massachusetts GO	5.000%	4/1/2042	400	403
	Commonwealth of Massachusetts GO	3.625%	5/1/2043	200	180
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	85	88
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	1,205	1,246
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2034	260	292
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	1,305	1,372
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	50	52
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	12,000	12,071
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2046	2,615	2,688
[7]	Easton MA GO	4.125%	3/1/2053	840	772
	Everett MA GO	2.000%	1/15/2035	80	67
	Framingham MA GO	2.000%	12/15/2040	545	381
	Gardner MA GO	2.000%	12/15/2038	335	247
	Hudson MA BAN GO	4.000%	6/10/2027	2,290	2,301
	Lynnfield MA GO	4.000%	2/1/2047	1,000	929
[4]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.375%	7/1/2056	150	143
[4]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.500%	7/1/2066	100	96
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	365	371
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	200	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	650	652
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	500	504
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/2032	205	191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	60	58
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	100	100
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	100	92
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	350	329
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	525	523
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	100	106
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	100	91
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	130	130
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	250	242
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	100	86
	Massachusetts Development Finance Agency College & University Revenue	2.500%	7/1/2041	470	346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	450	455
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	150	130
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	100	98
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	65	61
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	85	70
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	275	261
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	250	193
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	220	161
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	570	620
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	95	96
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	190	190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	170	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2034	50	47
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	100	108
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/2036	110	101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	170	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	25	23
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	185	199
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	110	117
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	100	105
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	255	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	935	942
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	120	125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	140	149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	220	185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	170	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	100	106
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	175	158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	650	677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2051	435	461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	65	56
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	100	91
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2056	530	557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	2,230	2,357
[2]	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,000	1,068
[2]	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,000	1,062
[2]	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	10/1/2044	1,000	1,058
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.125%	7/1/2051	430	413
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.375%	7/1/2056	495	485
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	7,500	7,614
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	290	289
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	25	24
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	25	22
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	150	143
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	585	578
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	1,440	1,417
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	180	143
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2056	1,080	1,194
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	4,000	4,107
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2050	250	226
	Millis MA GO	2.000%	4/15/2041	100	66
	Nauset MA Regional School District GO	4.000%	5/15/2049	265	239
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2048	95	88
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	325	290
	Tisbury MA GO	3.000%	8/15/2047	275	210
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2045	1,160	1,194
[3]	Worcester MA GO	4.000%	2/15/2047	315	294
					73,744
Michigan (1.4%)
[10]	Detroit City School District GO	5.000%	5/1/2040	1,175	1,216
	Detroit MI GO	5.000%	4/1/2030	75	77
	Detroit MI GO	5.000%	4/1/2035	175	183
	Detroit MI GO	5.500%	4/1/2037	300	315
	Ferris State University College & University Revenue	5.000%	10/1/2033	600	661
	Ferris State University College & University Revenue	5.000%	10/1/2034	840	930
	Ferris State University College & University Revenue	5.000%	10/1/2035	465	516
	Ferris State University College & University Revenue	5.000%	10/1/2036	400	445
	Ferris State University College & University Revenue	5.000%	10/1/2037	595	653
	Ferris State University College & University Revenue	5.000%	10/1/2038	1,125	1,221
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	500	509
[10]	Jenison Public Schools GO	5.000%	5/1/2043	500	517
	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,000	919
[3]	Kentwood Public Schools GO	5.000%	5/1/2045	650	685
[3]	Kentwood Public Schools GO	5.000%	5/1/2046	450	471
[3]	Kentwood Public Schools GO	5.000%	5/1/2047	675	701
[3]	Kentwood Public Schools GO	5.000%	5/1/2048	700	723
[3]	Kentwood Public Schools GO	5.000%	5/1/2049	1,060	1,091
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	100	108
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,335	1,356
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	170	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2033	835	784
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	105	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	115	117
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	55	58
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	130	132
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	825	843
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	2,054
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	320	320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2049	3,180	2,264
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	550	474
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/2057	105	107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	275	275
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal swap Index Yield + 0.750%	2.910%	4/15/2047	385	384
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	325	327
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2047	1,000	1,031
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	100	105
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	145	156
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/2054	290	280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	235	254
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	1,110	1,214
	Michigan State University College & University Revenue	3.000%	8/15/2042	140	116
	Southfield MI GO	3.000%	5/1/2036	100	90
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/2044	140	144
	Wayne State University College & University Revenue	5.250%	11/15/2055	200	206
					25,405
Minnesota (0.7%)
	Minneapolis MN GO	3.500%	12/1/2041	625	564
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	409
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	825	699
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,220	1,296
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	7/1/2030	145	132
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	20	20
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	105	111
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	210	229
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	205	227
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	6,000	6,141
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	675	682
[1]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.445%	12/1/2052	200	200
	Robbinsdale Independent School District No. 281 GO	2.000%	2/1/2036	835	661
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/2053	450	425
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	525	584
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2036	225	248
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	200	205
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	100	108
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	160	142
					13,083
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	125	125
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	295	294
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	80	76
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2029	575	597
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	500	551
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	256
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2055	1,000	992
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	300	314
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	60	60
	Warren County MS Industrial Revenue	4.000%	9/1/2032	100	102
					3,367
Missouri (0.6%)
	Kansas City MO GO	2.000%	2/1/2039	1,000	724
	Kansas City MO GO	5.000%	2/1/2044	600	636
	Kansas City MO School District COP	5.000%	4/1/2041	100	106
	Kansas City MO School District COP	5.000%	4/1/2042	100	105
	Kansas City MO Special Obligation Revenue (Missouri Project)	5.500%	4/1/2050	500	535
	Kansas City MO Special Obligation Revenue (Missouri Projects)	5.000%	4/1/2046	2,065	2,157
	Missouri Health & Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	25	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	190	197
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	11/15/2047	115	95
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	150	132
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	5/15/2051	3,690	3,926
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2053	1,015	688
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2054	15	15
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	5/15/2054	1,915	2,027
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	40	41
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	150	155
	St. Charles County Public Water Supply District No. 2 COP	5.000%	12/1/2044	50	52
					11,714
Montana (0.3%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	195	194
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2054	790	844
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	460	496
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	100	99
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	100	103
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	6.125%	11/15/2061	710	711
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	100	106
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2036	1,845	2,001
					4,554
Multiple States (0.3%)
[6]	Freddie Mac Pool	3.790%	7/1/2040	3,865	3,574
[1,6]	Freddie Mac Pool	5.059%	1/25/2043	1,339	1,409
					4,983
Nebraska (1.0%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	250	258
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	850	883
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	500	526
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	115	116
	Gretna Public Schools GO	5.000%	6/15/2042	825	844
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.500%	3/1/2041	2,500	2,714
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	140	154
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	300	328
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	235	234
	Omaha Public Facilities Corp. Lease (Non-Terminable) Revenue	5.250%	4/15/2066	6,000	6,205
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	975	1,014
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2056	2,480	2,530
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/2046	1,165	872
	Sarpy County School District No. 46 GO	5.000%	12/15/2043	1,485	1,547
					18,225
Nevada (0.7%)
	Carson City NV GO	3.000%	11/1/2041	590	495
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	75	76
	Clark County NV GO	5.000%	12/1/2030	210	220
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	7,500	7,643
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2043	1,500	1,536
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	750	660
	Nevada GO	2.000%	5/1/2041	150	106
	Nevada Housing Division Local or Guaranteed Housing Revenue	3.500%	4/1/2051	525	522
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	345	357
	Nevada System of Higher Education COP	3.375%	7/1/2044	105	89
[7]	North Las Vegas NV GO	3.000%	6/1/2037	120	105
					11,809
New Hampshire (0.9%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,975	3,189
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,000	976
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	1,000	1,031
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	70	70
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	945	942
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	100	97
[1]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	197	183
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.794%	2/20/2041	1,114	1,070
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.219%	11/20/2042	391	354
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2056	3,500	3,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	102
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	100	100
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	329	317
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	189	183
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	10/20/2040	597	581
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	996	963
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	1,000	945
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	185	188
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	105	111
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	65	66
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	1,425	1,591
					17,034
New Jersey (1.8%)
[4]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2032	370	382
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	521
[4]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	150	150
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/2046	2,735	2,737
	Middlesex County NJ COP	5.000%	10/15/2031	50	54
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2037	530	575
	Montclair State University Inc. College & University Revenue	5.000%	7/1/2038	520	559
[7]	Montclair State University Inc. College & University Revenue	5.000%	7/1/2040	1,000	1,079
[7]	Montclair State University Inc. College & University Revenue	5.000%	7/1/2042	640	684
[7]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	140	137
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	5,475	5,610
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2044	4,015	4,123
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	755	761
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2039	2,500	2,514
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	500	512
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	550	555
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	1,565	1,579
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	50	48
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	90	87
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	500	475
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	470	411
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	160	163
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2038	1,250	957
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	310	228
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	150	118
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	125	88
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2036	1,205	953
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	845	852
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	50	43
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	145	143
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.360%	5/1/2048	100	100
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	100	93
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2029	200	209
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	1,705	1,733
[7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	50	30
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	100	109
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	100	109
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	100	109
	Passaic County NJ GO	2.000%	11/1/2031	130	117
	Woodbridge NJ GO	3.000%	3/1/2036	800	721
					32,152
New Mexico (0.1%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	100	101
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2040	85	69
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	80	80
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	1.500%	1/1/2030	95	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,695	1,785
					2,122
New York (9.1%)
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	770	536
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	70	73
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	100	74
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	5.500%	12/1/2056	100	104
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	100	101
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2043	1,910	1,950
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	500	503
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	210	182
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	895	822
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	95	99
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	1,015	756
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	3,665	2,694
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	400	294
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	345	369
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	1,650	1,182
[6]	Freddie Mac Pool	4.300%	1/1/2041	2,911	2,810
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	330	336
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	225	232
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	285	279
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	780	786
	Ithaca NY BAN GO	4.250%	2/12/2027	100	100
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	150	150
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	1,000	1,010
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	830	827
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	180	181
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	200	202
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	570	619
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	200	174
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	470	483
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	150	137
[7]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	2,900	2,987
[7]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	880	905
[7]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	3,500	3,594
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	165	147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	2,440	2,472
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,665	1,474
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	100	86
[7]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	175	152
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	1,000	856
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,247
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2037	110	100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2040	70	53
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	100	72
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	100	70
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2049	170	122
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,000	638
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	1,000	735
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	100	101
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	140	141
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	255	255
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	165	165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	55	55
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	1,480	1,445
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	185	137
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,035	799
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	490	448
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	20	14
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	105	74
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	750	813
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	960	1,002
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	600	477
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	135	141
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	550	411
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,090	2,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	170	143
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,500	1,092
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	525	470
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	260	241
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	500	522
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	3,345	3,419
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	565	576
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	1,850	1,895
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	105	87
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	200	206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	1,000	1,104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	115	116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	280	256
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	205	218
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2036	250	224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	270	291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	280	302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	565	605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	55	54
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	385	413
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,350	1,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,120	2,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	125	129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	275	292
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	320	324
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	60	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	320	341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	85	88
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	65	69
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	100	101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	980	985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	800	806
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	1,000	937
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	100	105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	100	105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	1,030	1,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	380	401
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	335	307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	100	104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	300	314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2049	265	279
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2050	1,485	1,557
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	865	618
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	4,000	4,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2051	100	105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	11/1/2053	100	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2056	1,500	1,523
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	275	286
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	50	44
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	80	62
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2035	135	150
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2036	170	189
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2037	710	783
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	100	57
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2038	735	801
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2039	250	271
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	815	879
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	545	585
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2042	250	268
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2043	250	267
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2044	250	266
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	250	264
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	1,315	1,337
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	1,665	1,211
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	85	98
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/2044	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	675	640
[7]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	270	206
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	90	67
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	110	76
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	615	679
	New York NY GO	5.000%	8/1/2029	430	431
	New York NY GO	5.000%	8/1/2032	385	416
	New York NY GO	5.000%	8/1/2032	4,730	5,145
	New York NY GO	5.000%	4/1/2033	1,000	1,030
	New York NY GO	5.000%	8/1/2033	100	110
	New York NY GO	5.000%	12/1/2033	400	403
	New York NY GO	4.000%	8/1/2034	250	249
	New York NY GO	5.000%	8/1/2034	300	330
	New York NY GO	5.000%	8/1/2035	755	833
	New York NY GO	5.000%	2/1/2036	1,500	1,655
	New York NY GO	5.000%	8/1/2036	100	110
	New York NY GO	5.000%	2/1/2037	185	204
	New York NY GO	5.000%	8/1/2037	200	215
	New York NY GO	5.000%	2/1/2038	100	109
	New York NY GO	5.000%	4/1/2038	400	428
	New York NY GO	5.000%	12/1/2038	565	568
	New York NY GO	5.000%	3/1/2039	780	796
	New York NY GO	5.000%	3/1/2039	520	552
	New York NY GO	5.000%	8/1/2039	340	351
	New York NY GO	5.000%	4/1/2040	1,145	1,168
	New York NY GO	5.000%	12/1/2041	1,375	1,380
	New York NY GO	5.000%	3/1/2042	140	145
	New York NY GO	5.000%	8/1/2042	10	10
	New York NY GO	5.000%	10/1/2042	1,105	1,135
	New York NY GO	5.000%	4/1/2043	5,020	5,098
	New York NY GO	5.000%	8/1/2043	330	338
	New York NY GO	5.000%	8/1/2043	175	180
	New York NY GO	5.000%	8/1/2043	130	137
	New York NY GO	5.000%	3/1/2044	135	139
	New York NY GO	5.000%	8/1/2044	545	573
	New York NY GO	5.000%	12/1/2044	1,520	1,549
[7]	New York NY GO	5.000%	12/1/2044	1,000	1,020
	New York NY GO	5.250%	2/1/2045	1,310	1,402
	New York NY GO	5.000%	4/1/2045	410	415
	New York NY GO	5.000%	8/1/2045	205	216
	New York NY GO	3.000%	8/1/2050	500	355
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	3,500	2,509
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	510	451
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	560	593
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	525	558
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	100	109
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,000	1,079
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	75	77
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	305	287
[11]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	550	619
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	105	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	55	56
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	1,000	863
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	500	501
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	50	44
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	115	118
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	70	72
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2033	495	434
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	150	155
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	150	110
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.125%	11/15/2055	300	299
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	395	395
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	180	182
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	5,000	5,057
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	2,960	3,023
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,000	720
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	1,075	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	250	258
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,500	2,552
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,095	1,103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	715	733
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	470	494
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	100
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	215	215
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	6,235	6,305
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	50	40
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2040	105	81
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	165	110
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	55	55
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	495	495
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	1,000	1,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	110	110
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	100	98
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	100	98
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	1,005	983
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	300	298
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	430	429
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	99
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	175	162
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,460	1,099
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	100	75
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	1,000	912
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	145	148
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	100	98
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	220	229
	Onondaga County Water Authority Water Revenue	3.000%	9/15/2039	190	165
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2039	1,075	1,094
[3]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	200	220
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/2045	35	36
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	1/1/2040	145	145
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	140	120
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	350	361
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	400	406
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	1,000	1,018
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	245	262
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	345	380
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	115	107
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	335	351
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	255	266
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	325	343
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	225	202
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	1,265	1,098
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	900	943
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	90	93
[4]	Tuxedo Farms Local Development Corp. Intergovernmental Agreement Revenue (Tuxedo Farms Project)	6.550%	11/1/2047	1,500	1,545
	Westchester County Local Development Corp. College & University Revenue	4.000%	6/1/2042	130	113
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	760	648
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	250	274
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	615	547
					165,183
North Carolina (0.7%)
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	215	166
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,000	1,005
	Charlotte NC COP	3.000%	6/1/2039	1,895	1,643
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	150	157
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	50	47
	North Carolina Appropriations Revenue	2.000%	3/1/2036	380	308
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	120	115
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	1/1/2030	50	46
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	5	5
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	155
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,985	2,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	152
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.200%	1/1/2056	2,000	1,995
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	1/1/2061	1,300	1,269
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	88
[1]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.488%	12/1/2041	275	276
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/2047	2,560	2,581
					12,086
North Dakota (0.2%)
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	2,000	1,452
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2046	350	295
	Horace ND GO	5.000%	5/1/2032	595	614
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	95	101
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	108
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	135	146
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/2037	130	118
[3]	University of North Dakota COP	3.000%	6/1/2061	900	590
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	30	27
					3,451
Ohio (4.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	30	31
	Akron OH GO	5.000%	12/1/2040	500	522
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2044	100	88
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2032	110	119
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2033	110	120
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2036	385	426
	Ashland City School District GO	2.250%	11/1/2045	1,000	628
	Avon Lake City School District GO	5.250%	12/1/2062	3,000	3,090
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	102
	Bowling Green State University College & University Revenue	5.000%	6/1/2045	1,755	1,764
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	310	291
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	870	767
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	185	180
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	100	100
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	100	100
[3]	Crawford County OH GO	4.000%	12/1/2030	105	105
	Cuyahoga County OH GO	5.000%	12/1/2051	3,000	3,094
	Cuyahoga County OH GO	5.250%	12/1/2056	2,040	2,133
	Cuyahoga County OH GO	5.500%	12/1/2061	1,085	1,158
	Cuyahoga County OH GO	5.000%	12/1/2064	120	121
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	635	639
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	290	288
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	880	883
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	630	662
[7]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	500	407
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	555	561
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	2,095	2,105
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	425	330
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2050	500	510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	1,020	831
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,175	1,790
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2055	100	101
	Hilliard OH Income Tax Revenue	5.000%	12/1/2044	550	574
	Kent State University College & University Revenue	5.000%	5/1/2036	155	166
[2]	Kettering City School District GO	5.000%	10/1/2042	500	522
[2]	Kettering City School District GO	5.000%	10/1/2042	600	626
[2]	Kettering City School District GO	5.000%	10/1/2043	515	537
[2]	Kettering City School District GO	5.000%	10/1/2043	1,000	1,041
[2]	Kettering City School District GO	5.000%	10/1/2044	225	234
[2]	Kettering City School District GO	5.000%	10/1/2044	575	597
[2]	Kettering City School District GO	5.000%	10/1/2045	425	441
[2]	Kettering City School District GO	5.000%	10/1/2045	575	595
[2]	Kettering City School District GO	5.000%	10/1/2046	300	310
[2]	Kettering City School District GO	5.000%	10/1/2046	750	773
[7]	Lockland Local School District GO	2.375%	12/1/2041	100	72
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	250	211
	Mid-Ohio Water & Sewer District Water Revenue BAN	3.600%	5/26/2027	2,090	2,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	165	121
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	455	401
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	150	103
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	100	100
	North Ridgeville City School District GO	3.375%	12/1/2047	115	93
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	100	98
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	100	99
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	100	103
	Ohio Health, Hospital, Nursing Home Revenue	3.375%	1/1/2038	255	234
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2046	515	390
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2046	185	162
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2035	680	753
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2036	360	397
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2042	235	236
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/2042	1,000	1,008
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	360	371
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	4/1/2041	60	50
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2032	345	356
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	205	190
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2031	210	217
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	200	202
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	200	208
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	70	74
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	185	198
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	195	187
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	100	109
[2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	695	772
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ashford at Central Park Projects)	6.250%	1/1/2046	250	253
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	60	59
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	100	112
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	100	100
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	55	56
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	1,760	1,815
	Ohio University College & University Revenue	5.000%	12/1/2044	1,770	1,784
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	516
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	140	140
	Sharonville OH Special Obligation Revenue	2.550%	12/1/2044	100	72
[7]	Southwest Licking Local School District (School Facilities Project) COP	3.000%	12/1/2035	65	60
[7]	Springboro Community City School District GO	0.000%	12/1/2050	1,125	345
[7]	Springboro Community City School District GO	0.000%	12/1/2051	1,125	327
[7]	Springboro Community City School District GO	0.000%	12/1/2052	1,180	323
[7]	Springboro Community City School District GO	5.000%	12/1/2056	3,800	3,873
[7]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2065	1,225	1,175
	Toledo OH Water System Water Revenue	5.000%	11/15/2040	55	57
[7]	Trenton OH Special Obligation Revenue	5.250%	12/1/2050	1,000	1,034
[7]	Trenton OH Special Obligation Revenue	5.250%	12/1/2054	1,000	1,027
[7]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2038	1,440	1,205
	University of Akron College & University Revenue	5.000%	1/1/2027	150	150
	University of Akron College & University Revenue	3.125%	1/1/2042	65	51
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	565	574
	University of Cincinnati College & University Revenue	5.000%	6/1/2045	15,025	15,118
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2055	1,470	1,459
	West Central Ohio Port Authority Miscellaneous Revenue (Global Impact Stem Academy Project)	5.500%	12/1/2062	2,055	2,006
	Wickliffe City School District GO	3.125%	12/1/2043	200	162
	Worthington OH GO	2.000%	12/1/2040	360	250
					74,316
Oklahoma (0.5%)
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/2042	625	630
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2043	100	104
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2045	100	103
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	130	104
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	150	97
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	65	49
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	155	116
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	285	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	220	162
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2045	1,100	1,167
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2056	3,000	3,153
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2035	200	203
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.250%	9/1/2056	300	331
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	195	215
	Oklahoma State University College & University Revenue	3.000%	9/1/2050	690	480
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	510	512
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	670	672
	Oklahoma Water Resources Board Lease Revenue	2.250%	10/1/2046	95	62
					8,345
Oregon (0.8%)
	Columbia County School District No. 502 GO	5.000%	6/15/2045	190	196
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2051	920	955
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2055	845	870
	Lake Oswego OR GO	5.000%	6/1/2042	2,005	2,087
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2042	385	389
	Oregon (Article Xi-Q State Projects) GO	5.000%	5/1/2044	1,000	1,028
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	95	99
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	75	79
	Oregon GO	6.250%	6/1/2056	2,170	2,431
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	260	260
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	550	550
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	150	151
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2056	715	801
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	1.450%	1/1/2030	30	27
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	100	100
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	535	540
	Oregon State Facilities Authority College & University Revenue (University of Portland Projects)	5.000%	4/1/2045	930	955
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	1,655	1,297
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	100	84
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	500	501
	Portland OR Water System Water Revenue	2.000%	5/1/2044	100	66
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Project)	5.000%	5/15/2044	445	452
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Project)	3.000%	5/15/2049	245	176
					14,094
Pennsylvania (6.3%)
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	215	221
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	500	525
[1]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	470	467
[7]	Bensalem Township School District GO	5.000%	6/1/2038	300	322
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	1,200	1,202
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	820	686
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	250	219
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	110	74
	Bucks County IDA Private Schools Revenue (George School Project)	3.000%	9/15/2049	500	354
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	135	137
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	2,470	2,470
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	580	445
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2027	650	652
	Chester Upland School District GO	6.200%	10/1/2042	500	548
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2034	2,000	2,015
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	50	50
	Cornwall Lebanon School District GO	5.000%	2/15/2043	400	422
	Cornwall Lebanon School District GO	5.000%	2/15/2044	400	419
	Cornwall Lebanon School District GO	5.000%	2/15/2045	250	261
	Cornwall Lebanon School District GO	5.000%	2/15/2046	250	259
	Cornwall Lebanon School District GO	5.000%	2/15/2056	1,600	1,622
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2033	1,060	1,121
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2036	1,000	1,056
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2051	1,000	1,012
[3]	Cumberland Valley School District GO	5.000%	11/15/2053	2,500	2,533
[4]	Delaware County PA IDA Charter School Aid Revenue	5.125%	6/1/2046	260	249
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	1,000	1,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	410	409
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	440	435
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	210	210
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	115	115
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	865	804
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	75	68
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2041	135	115
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2045	85	70
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	60	40
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	1,950	1,776
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	75	59
	Easton Area School District GO	5.000%	2/1/2031	145	148
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	100	92
[7]	Gateway School District Alleghany County GO	3.000%	10/15/2040	700	574
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2045	7,255	7,285
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.000%	5/1/2033	20	18
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.125%	5/1/2034	100	87
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program - Juniata College Project)	3.500%	5/1/2041	520	406
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	150	150
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.250%	11/1/2041	400	319
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	60	53
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	495	421
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	115	92
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2027	185	180
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,735	2,754
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	90	75
[7]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	1,000	671
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	2,000	1,621
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	195	201
[3]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	860	789
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	115	95
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	205
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	110	79
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	370	308
	Norristown Area School District GO	5.000%	10/1/2044	235	246
	Norristown Area School District GO	5.000%	10/1/2045	220	229
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	540	541
	Northampton County General Purpose Authority College & University Revenue	3.875%	10/1/2045	30	25
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	4.125%	10/1/2042	220	195
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/2035	245	226
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/2035	80	71
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2034	730	751
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	1,115	1,059
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	100	100
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	160	173
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	900	888
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/2036	315	311
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	695	744
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	2,000	1,482
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	810	617
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.500%	4/15/2050	250	192
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	70	66
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/2036	1,025	1,025
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/2037	575	496
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/2039	100	87
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2041	775	777
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	545	551
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	140	104
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	1,000	875
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	150	135
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/2037	200	172
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/2040	120	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.850%	8/1/2045	1,065	1,036
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	80	82
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	143	150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	470	503
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,240	1,377
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	337	377
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	6,000	6,618
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	1,315	1,493
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	110	109
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	115	116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	330	334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,775	3,827
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	5,990	6,142
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	465	481
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,715	1,775
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	515	533
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	4,000	3,540
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	1,550	1,571
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	200	209
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	5,480	4,842
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	550	553
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	100	101
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	645	655
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.000%	6/1/2045	180	192
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2047	50	49
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	725	744
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.250%	6/1/2055	225	237
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	320	326
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,990	2,046
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	75	75
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	250	226
[4]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	200	210
	Radnor Township School District GO	5.000%	8/15/2041	200	215
	Radnor Township School District GO	5.000%	8/15/2042	305	327
	Radnor Township School District GO	5.000%	8/15/2043	400	427
	Radnor Township School District GO	5.000%	8/15/2044	450	478
	Radnor Township School District GO	5.000%	8/15/2045	400	424
	Radnor Township School District GO	5.000%	8/15/2046	210	221
	Radnor Township School District GO	5.000%	8/15/2048	625	652
	School District of Philadelphia GO	5.000%	9/1/2030	100	100
[5]	School District of Philadelphia GO	5.000%	6/1/2034	925	1,021
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	330	355
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	250	271
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	390	424
[7]	Shaler Area PA School District GO	5.000%	9/1/2042	4,825	5,125
[7]	Shaler Area PA School District GO	5.000%	9/1/2043	2,055	2,173
[7]	Shaler Area PA School District GO	5.000%	9/1/2043	1,165	1,232
[7]	Shaler Area PA School District GO	5.000%	9/1/2044	500	527
[7]	Shaler Area PA School District GO	5.000%	9/1/2045	500	523
[7]	Shaler Area PA School District GO	5.000%	9/1/2046	375	390
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	1,000	1,065
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	100	105
[7]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2035	310	343
[7]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2036	330	366
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	55	58
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	55	56
[7]	Wayne County Hospital & Health Facilities Authority Health, Hospital, Nursing Home Revenue (Wayne Memorial Hospital Project)	3.250%	7/1/2037	1,250	1,104
[7]	Wayne County Hospital & Health Facilities Authority Health, Hospital, Nursing Home Revenue (Wayne Memorial Hospital Project)	3.375%	7/1/2041	1,220	1,020
	West Shore PA School District GO	5.000%	11/15/2040	175	186
	West Shore PA School District GO	5.000%	11/15/2041	100	106
	West Shore PA School District GO	5.000%	11/15/2042	250	263
	West Shore PA School District GO	5.000%	11/15/2043	200	210
	West Shore PA School District GO	5.000%	11/15/2044	200	210
	West Shore PA School District GO	5.000%	11/15/2045	150	156
	West Shore PA School District GO	5.000%	11/15/2046	250	259
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	50	47
					114,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	394	401
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	337	245
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/2034	825	817
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	200	209
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	170	159
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	125	115
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	55	48
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	94	91
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	259	235
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	190	161
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	54	42
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	271	250
					2,773
Rhode Island (0.2%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2033	230	244
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2035	300	316
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	6/1/2038	400	423
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	106
[3]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2060	1,000	958
[3]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2065	1,250	1,185
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.200%	10/1/2049	140	105
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	185	182
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	310	341
					3,860
South Carolina (2.0%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2048	960	976
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	99
	Clemson University College & University Revenue	2.500%	5/1/2051	1,275	791
	Fort Mill School District No. 4 GO	1.875%	3/1/2038	4,415	3,302
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2043	1,400	1,448
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2035	1,500	1,609
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2045	1,400	1,465
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2034	525	576
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2034	600	657
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2035	500	545
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2036	500	544
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	365	388
	Patriots Energy Group Natural Gas Revenue	2.250%	6/1/2041	55	37
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Gray Collegiate Academy Program)	6.250%	7/1/2056	1,500	1,463
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Gray Collegiate Academy Program)	6.375%	7/1/2066	2,000	1,955
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	100	99
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	100	100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	420	430
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	645	699
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	135	138
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	100	108
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	155	157
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	635	643
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,080	1,106
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	295	315
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	220	239
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2036	875	859
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	4.000%	12/1/2035	1,455	1,412
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	30	31
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	185	168
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	67
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	15	15
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	160	160
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	100	101
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	25	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2045	15	14
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2043	3,000	2,971
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.550%	5/1/2046	7,000	6,929
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2055	1,485	1,490
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	1,840	2,017
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	245	243
	Spartanburg County SC School District No. 3 GO	2.000%	3/1/2044	50	33
	Sumter SC Waterworks & Sewer System Water Revenue	5.000%	12/1/2039	440	440
					36,967
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2041	1,400	1,218
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	200	211
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	100	105
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,500	1,384
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	145	151
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	115	119
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	110	113
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	135	141
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	240	257
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	40	40
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	295	328
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	155	171
					4,238
Tennessee (1.5%)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	405	376
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	134
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	706
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,000	907
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	170	170
[4]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	485	478
	Knoxville TN Water System Water Revenue	3.000%	3/1/2044	2,565	2,023
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (525 Flats Project)	5.000%	12/1/2064	1,500	1,501
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	3.000%	12/1/2042	1,000	795
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	85	89
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2037	430	430
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	4.000%	10/1/2049	105	85
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	50	43
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	240	259
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	850	930
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	220	238
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	145	152
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.100%	7/1/2044	1,000	1,027
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2046	4,950	4,980
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	240	240
	Pigeon Forge TN GO	4.000%	6/1/2050	955	865
	Pigeon Forge TN GO	4.000%	6/1/2053	925	820
	Putnam County TN GO	2.125%	4/1/2042	2,460	1,746
	Putnam County TN GO	2.125%	4/1/2043	2,300	1,598
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	155	165
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	105
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	1,415	1,425
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	380	397
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	100	105
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	600	601
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	830	836
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	1,420	1,474
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	865	885
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	150	156
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	30	30
					26,826
Texas (11.3%)
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2028	600	595
	Alamo Community College District GO	5.000%	8/15/2043	390	411
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2051	500	450
[12]	Aldine Independent School District GO	5.000%	2/15/2045	1,000	1,005
[12]	Allen Independent School District GO	4.625%	2/15/2048	100	100
	Amarillo TX Waterworks & Sewer System Water Revenue	3.250%	4/1/2037	155	142
[12]	Argyle Independent School District GO	4.000%	8/15/2049	2,515	2,265
[12]	Argyle Independent School District GO PUT	4.000%	8/15/2028	115	117
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.750%	6/15/2055	1,500	1,503
[3]	Aubrey TX GO	4.000%	2/15/2049	350	303
[4]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	100	98
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	280	298
[7]	Bastrop TX GO	4.000%	8/1/2049	300	266
	Baytown TX GO	5.000%	2/1/2034	125	137
	Baytown TX GO	5.000%	2/1/2035	150	166
	Baytown TX GO	5.000%	2/1/2036	150	164
	Baytown TX GO	5.000%	2/1/2037	150	163
	Baytown TX GO	5.000%	2/1/2038	230	248
	Baytown TX GO	5.000%	2/1/2039	715	767
	Baytown TX GO	5.000%	2/1/2040	1,015	1,081
	Baytown TX GO	5.000%	2/1/2041	1,000	1,060
	Baytown TX GO	5.000%	2/1/2042	1,290	1,363
	Baytown TX GO	5.000%	2/1/2043	1,265	1,332
	Baytown TX GO	5.000%	2/1/2043	1,000	1,053
	Baytown TX GO	5.000%	2/1/2044	1,490	1,564
	Baytown TX GO	5.000%	2/1/2044	1,000	1,050
	Baytown TX GO	5.000%	2/1/2046	1,580	1,641
[7]	Bell County Municipal Utility District No. 1 GO	6.000%	9/1/2031	80	88
[12]	Bellville Independent School District GO	4.125%	2/15/2049	2,000	1,840
	Bexar County Hospital District GO	5.000%	2/15/2033	830	838
	Bexar County Hospital District GO	5.000%	2/15/2035	1,450	1,612
	Bexar County Hospital District GO	5.000%	2/15/2047	1,000	1,009
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	80	84
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	400	319
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	70	70
[3]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2050	1,500	1,561
[3]	Brownsville TX Utilities System Water Revenue	5.250%	9/1/2055	1,500	1,549
[4]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	100	98
[4]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	100	98
[12]	Burleson Independent School District GO	5.000%	2/1/2047	5,000	5,034
	Celina TX GO	2.000%	9/1/2040	895	614
[4]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	1,000	794
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	75	79
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	130	133
[7]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	1,000	763
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	750	645
	Chambers County TX GO	4.000%	3/1/2054	1,160	992
[12]	Cleburne Independent School District GO	5.000%	2/15/2033	120	120
[12]	Cleburne Independent School District GO	3.000%	2/15/2035	100	92
[12]	Cleveland Independent School District GO	5.000%	2/15/2042	435	437
	Colony TX GO	2.000%	2/15/2040	530	371
	Colony TX GO	4.000%	8/15/2044	235	216
	Colony TX GO	4.000%	8/15/2045	330	299
	Comal County TX GO	4.000%	9/1/2047	270	250
[12]	Conroe Independent School District GO	4.000%	2/15/2050	250	227
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2031	460	474
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	225	244
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	100	107
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	975	716
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	2,000	1,750
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	1,575	1,634
[12]	Dallas Independent School District GO	5.000%	2/15/2034	1,000	1,112
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	1,000	1,032
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	650	660
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	50	50
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	110	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2038	1,965	2,055
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	200	177
	Del Mar College District GO	5.000%	8/15/2033	905	998
	Del Mar College District GO	5.000%	8/15/2034	540	599
	Del Mar College District GO	5.000%	8/15/2044	1,160	1,223
	Del Mar College District GO	5.000%	8/15/2045	885	929
	Del Mar College District GO	5.000%	8/15/2046	1,605	1,677
	Del Mar College District GO	5.000%	8/15/2047	1,615	1,680
	Del Mar College District GO	5.000%	8/15/2048	1,250	1,294
[4]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	100	103
[12]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	110	110
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2042	85	88
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2050	1,100	960
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	50	48
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	5.000%	1/1/2033	1,810	1,930
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	695	650
	Flower Mound TX GO	5.000%	3/1/2045	350	369
	Flower Mound TX GO	5.000%	3/1/2045	1,000	1,053
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/2042	60	60
	Fort Bend County TX GO	3.000%	3/1/2043	50	39
[12]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	500	498
	Fort Worth TX Water & Sewer System Water Revenue	3.125%	2/15/2043	250	199
[12]	Franklin TX Independent School District GO	4.000%	2/15/2028	150	150
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	860	813
[12]	Garland Independent School District GO	5.000%	2/15/2038	505	541
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2046	500	443
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2055	175	159
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	180	188
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	7,235	7,353
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	1,485	1,298
	Grayson County TX Junior College District GO	5.000%	2/15/2051	3,000	3,049
[7]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2055	2,000	2,022
	Greater Texoma Utility Authority Water Revenue (Princeton City Project)	3.000%	9/1/2046	50	37
[7]	Greater Texoma Utility Authority Water Revenue (Sherman Project)	5.000%	10/1/2035	85	91
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	500	441
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	563
	Harris County Flood Control District GO	4.000%	9/15/2048	500	448
[3]	Harris County Improvement District No. 14 GO	4.000%	5/1/2034	70	71
[7]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/2039	75	55
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	65	67
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	500	507
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2050	980	683
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	30	26
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2035	300	326
	Hays County TX GO	2.750%	2/15/2036	50	44
	Hidalgo County Drain District No. 1 GO	3.000%	9/1/2046	1,000	730
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	250	261
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	125	129
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	100	92
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	835	748
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2046	5,810	1,975
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2049	1,500	415
[3]	Hidalgo County Regional Mobility Authority Miscellaneous Revenue	3.000%	12/1/2045	1,155	865
	Hidalgo County TX GO	5.000%	8/15/2031	70	73
	Hidalgo County TX GO	5.000%	8/15/2038	70	72
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	215	217
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,025	1,044
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	900	912
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	330	338
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	1,205	1,241
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	115	99
	Houston TX GO	5.000%	3/1/2038	270	291
	Houston TX GO	5.000%	3/1/2038	50	50
	Houston TX GO	5.250%	3/1/2039	365	393
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	260	81
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	155	160
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	235	249
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	480	505
[3]	Huntsville TX GO	5.000%	2/15/2052	1,505	1,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	1,000	878
[12]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2039	1,045	760
[3]	Kyle TX GO	5.000%	8/15/2050	1,000	1,021
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	100	77
	Laredo TX GO	5.000%	2/15/2040	100	105
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	800	696
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	115	111
[4]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	200	161
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	1,680	1,804
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/2038	50	42
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	150	151
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	220	223
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	500	504
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	650	553
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	1,000	1,009
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	100	99
[12]	Lumberton Independent School District GO	3.000%	2/15/2045	200	154
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	500	502
[12]	Mansfield Independent School District GO	5.000%	2/15/2044	1,005	1,021
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	865	901
[12]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	220	219
[12]	Midlothian Independent School District GO	5.000%	2/15/2047	210	211
[12]	Midway Independent School District/McLennan County GO	3.000%	8/15/2037	275	239
[12]	Nauset MA Regional School District GO	4.000%	2/15/2049	3,000	2,709
[12]	Navarro Independent School District GO PUT	4.000%	2/15/2028	160	163
[12]	Needville Independent School District GO	5.000%	8/15/2046	1,005	1,060
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	350	298
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	615	615
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	525	565
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	240	249
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	100	105
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	105
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	225	224
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	65	67
[12]	North East TX Independent School District GO	4.000%	8/1/2052	100	89
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2029	40	40
[3]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/2041	55	58
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2042	2,540	2,057
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	835	854
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	4,825	4,883
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	500	495
	NTHP Lakewest Senior Inc. Local or Guaranteed Housing Revenue	5.000%	5/1/2036	1,100	1,163
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	380	406
	Pflugerville TX GO	2.125%	8/1/2040	675	475
[3]	Pharr TX GO	5.250%	8/15/2055	2,220	2,298
	Plano Independent School District GO	5.000%	2/15/2035	260	282
	Plano TX GO	2.000%	9/1/2038	900	672
[12]	Prosper Independent School District GO	3.000%	2/15/2041	100	83
[12]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	845	904
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2046	1,000	845
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	3,045	1,960
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2054	3,000	2,353
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	135	137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	40	40
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	280	301
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	1,555	1,561
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2045	145	148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	1,315	1,353
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	105	105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	250	245
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	110	109
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	100	99
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	940	926
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	400	389
	San Antonio Water System Water Revenue	5.000%	5/15/2043	525	534
	Seguin TX GO	5.250%	9/1/2059	3,000	3,144
	Seguin TX GO	5.500%	9/1/2059	250	268
[7]	Sheldon Independent School District GO	4.000%	2/15/2053	140	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherman TX GO	5.000%	8/15/2044	620	649
	Smith County TX GO	5.000%	8/15/2043	80	84
[12]	Spring Independent School District GO	5.250%	8/15/2055	1,910	1,989
	Tarrant County College District GO	5.000%	8/15/2038	265	281
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	300	311
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	610	642
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.250%	2/15/2047	335	273
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	1,020	906
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	1,055	903
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	2,725	2,327
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	400	355
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	450	474
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	100	106
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	170	184
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	585	631
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2033	215	233
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2035	225	246
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	200	201
	Temple College GO	3.000%	7/1/2046	255	188
	Texas A&M University College & University Revenue	5.000%	5/15/2033	1,045	1,159
	Texas A&M University College & University Revenue	5.000%	5/15/2039	100	101
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	7,500	8,297
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	55	55
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	595	602
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	150	155
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	150	156
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	6,530	6,851
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	125	133
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	1,750	1,803
[2]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.250%	3/1/2037	1,040	1,093
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2040	300	243
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	565	412
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	100	100
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	245	245
[2]	Texas State University System College & University Revenue	5.000%	3/15/2034	290	315
[2]	Texas State University System College & University Revenue	5.000%	3/15/2035	270	295
[2]	Texas State University System College & University Revenue	5.000%	3/15/2036	235	257
	Texas State University System College & University Revenue	5.000%	3/15/2043	2,500	2,670
	Texas State University System College & University Revenue	5.250%	3/15/2056	4,000	4,158
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2043	140	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	170
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	1,130	1,133
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	1,800	1,781
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	5,145	5,218
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	410	410
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	400	354
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	2,050	2,091
	Texas Woman's University College & University Revenue	5.000%	7/1/2030	200	214
	Texas Woman's University College & University Revenue	5.000%	7/1/2031	140	151
	Texas Woman's University College & University Revenue	5.000%	7/1/2032	100	109
	Travis County Healthcare District GO	2.000%	3/1/2037	50	39
	University of Houston College & University Revenue	3.000%	2/15/2047	1,885	1,380
	University of North Texas System College & University Revenue	5.000%	4/15/2032	1,200	1,214
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2046	805	733
[12]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	500	556
[7]	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2042	1,680	1,318
[12]	West Rusk County Consolidated Independent School District GO	2.000%	2/15/2039	725	543
	Wichita County TX GO	5.000%	9/15/2042	500	505
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	2,500	2,220
					203,507
Utah (0.9%)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	255	231
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	1,000	1,058
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	600	630
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	305	317
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	1,320	1,372
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	1,275	1,320
[4,13,14]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	600	525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan County School District (Utah School Bond Guaranty Program) GO	3.000%	8/1/2030	1,245	1,221
	Park City UT Water Revenue	2.000%	12/15/2038	500	378
	Park City UT Water Revenue	2.125%	12/15/2039	700	523
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	1,000	1,008
	University of Utah College & University Revenue	5.000%	8/1/2046	170	176
	University of Utah College & University Revenue	4.000%	8/1/2051	960	851
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	3,395	3,396
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	880	908
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	100	102
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	110
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	145	162
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	225	254
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2056	725	811
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	100	100
	Utah Infrastructure Agency Intergovernmental Agreement Revenue	5.000%	10/15/2038	70	71
	Utah State University College & University Revenue	2.600%	12/1/2038	100	80
[4]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	500	528
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	100	102
					16,234
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	400	400
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	192	209
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	370	408
	Vermont Housing Finance Agency Revenue Local or Guaranteed Housing Revenue	4.950%	1/1/2043	250	252
[2]	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2056	1,000	1,017
	Vermont State University Agricultural College & University Revenue	5.000%	10/1/2043	100	101
					2,487
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	200	217
Virginia (0.8%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	263
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	140	140
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	100	100
	Fairfax County VA Sewer Revenue	5.000%	7/15/2044	235	237
[1,6]	Freddie Mac Multifamily ML Certificates	4.518%	8/25/2041	124	124
[6]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	614	623
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	705	702
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	175	174
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	240	242
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	475	488
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	690	719
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	1/1/2051	2,000	1,396
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2051	155	163
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2056	405	423
	Norfolk VA GO	5.000%	9/1/2039	1,270	1,347
	Norfolk VA Water Revenue	5.000%	11/1/2042	1,670	1,695
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	635	567
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	310	310
	Virginia College Building Authority College & University Revenue	4.000%	9/1/2051	320	286
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/2036	50	41
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	170	142
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/2046	110	76
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.750%	9/1/2060	500	475
	Virginia Resources Authority Lease Revenue	2.000%	11/1/2037	80	61
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	205	212
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	2,850	2,393
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	255	262
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	215	231
					13,892
Washington (1.9%)
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2038	325	280
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	500	519
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	290	312
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	500	526
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/2032	90	92
	Kent WA GO	5.250%	12/1/2056	2,475	2,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Public Hospital District No. 2 GO	5.500%	12/1/2050	245	259
	King County Public Hospital District No. 2 GO	5.500%	12/1/2054	330	346
	King County School District No. 401 Highline GO	5.000%	12/1/2032	50	52
	King County School District No. 401 Highline GO	5.000%	12/1/2044	1,920	2,050
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2033	1,000	1,043
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2034	610	633
	Marysville WA GO	5.000%	12/1/2044	1,250	1,271
[3]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2046	260	271
[3]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2051	1,810	1,851
[3]	Port of Everett WA Port, Airport & Marina Revenue	5.250%	12/1/2055	420	437
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.410%	5/1/2045	240	240
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	1,210	1,126
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2041	115	121
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2046	340	352
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	2,000	2,000
	University of Washington College & University Revenue	5.250%	12/1/2046	750	752
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	100	103
	Washington COP	5.000%	7/1/2043	100	103
	Washington COP	5.000%	7/1/2043	1,710	1,760
	Washington GO	5.000%	2/1/2040	225	238
	Washington GO	5.000%	8/1/2040	200	209
	Washington GO	5.000%	6/1/2042	1,635	1,705
	Washington GO	5.000%	8/1/2042	465	483
	Washington GO	5.000%	6/1/2043	260	271
	Washington GO	5.000%	8/1/2043	3,095	3,178
	Washington GO	5.000%	2/1/2044	180	185
	Washington GO	5.000%	6/1/2044	100	103
	Washington GO	5.000%	8/1/2044	100	104
	Washington GO	5.000%	6/1/2045	165	169
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	70	72
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	250	255
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	620	660
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	580	617
[7]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	650	664
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,077
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	1,940	1,940
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,635	1,786
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	70	71
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	225	230
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	200	188
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	110	101
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	750	756
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	140	147
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2030	125	127
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	150	153
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2043	50	46
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	175	138
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.750%	7/1/2060	200	202
					34,982
West Virginia (0.1%)
	West Virginia GO	5.000%	12/1/2041	150	154
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	100	101
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	165	147
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/2039	310	269
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	510	409
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	101
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2041	135	141
	West Virginia Water Development Authority Water Revenue	5.000%	10/1/2036	50	50
					1,372
Wisconsin (1.8%)
	Milwaukee WI GO	4.000%	4/1/2031	200	201
	Milwaukee WI GO	5.000%	12/1/2033	500	545
	Mukwonago Area School District GO	4.250%	4/1/2045	500	486
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	6/1/2045	365	364
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	100	86
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,678	7,885
[4]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.000%	6/15/2035	200	204
[4]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.500%	6/15/2045	350	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	100	102
	Public Finance Authority College & University Revenue	5.000%	6/1/2029	100	103
	Public Finance Authority College & University Revenue	5.000%	6/1/2031	120	124
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	1,895	1,691
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	163
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	70	60
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	45	30
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	100	101
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	73	72
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	120	119
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	115	118
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	51
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2034	50	51
	Public Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/1/2036	580	568
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	2,369	2,280
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	152	140
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	4.147%	1/20/2041	140	126
	Public Finance Authority Local or Guaranteed Housing Revenue	5.400%	6/20/2044	365	375
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/20/2044	462	470
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2055	600	594
	Public Finance Authority Local or Guaranteed Housing Revenue (Forest View Apartments Project)	4.000%	8/1/2036	720	703
[7]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2055	1,000	1,009
[7]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2060	1,000	1,005
[7]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	1,000	1,002
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	265	266
[1,4]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.595%	12/1/2068	2,685	2,676
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	100	98
[3]	Racine Unified School District GO	4.000%	4/1/2045	100	94
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	1,005	1,019
	Sun Prairie WI Area School District GO	2.000%	3/1/2040	750	542
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.250%	4/1/2052	565	509
	West Allis West Milwaukee School District GO	3.000%	4/1/2039	200	177
[2]	Wisconsin GO	5.000%	5/1/2030	100	106
[2]	Wisconsin GO	5.000%	5/1/2031	100	108
[2]	Wisconsin GO	5.000%	5/1/2032	100	109
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	300	312
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	180	181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	100	100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,775	1,735
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	305	281
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2044	315	255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	100	103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	100	87
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.125%	12/15/2049	145	107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	150	151
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	100	98
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.750%	3/1/2050	675	675
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	85	91
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	155	169
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/2062	145	142
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	465	465
	Wood County WI GO	2.375%	10/1/2041	60	43
					31,984
Wyoming (0.1%)
[3]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	800	702
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	505	553
					1,255
Total Tax-Exempt Municipal Bonds (Cost $1,781,100)					1,767,068
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	1,839	1,311
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	72	52
Total Taxable Municipal Bonds (Cost $1,210)					1,363

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
Investment Company (2.3%)
[15]	Vanguard Municipal Low Duration Fund (Cost $42,011)	2.621%	4,201,077	42,011
Total Investments (100.2%) (Cost $1,824,321)				1,810,442
Other Assets and Liabilities—Net (-0.2%)				(4,104)
Net Assets (100%)				1,806,338
Cost is in $000.
1	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $50,182, representing 2.8% of net assets.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Securities with a value of $300 have been segregated as initial margin for open futures contracts.
14	Step bond.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	September 2026	38	4,168	(76)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	2.790%	(1)	—	(1)
8/20/2026	MSBNA	140	Buy	5-Year MMD AAA General Obligation Scale	2.840%	(1)	—	(1)
9/28/2026	MSBNA	3,333	Buy	20-Year MMD AAA General Obligation Scale	3.850%	142	142	—
10/1/2026	JPMC	2,333	Buy	20-Year MMD AAA General Obligation Scale	3.890%	86	86	—
10/7/2026	RBC	2,550	Buy	30-Year MMD AAA General Obligation Scale	4.300%	130	130	—
10/7/2026	RBC	1,750	Buy	30-Year MMD AAA General Obligation Scale	4.310%	85	85	—
10/14/2026	WFB	1,750	Buy	30-Year MMD AAA General Obligation Scale	4.430%	47	47	—
10/14/2026	RBC	420	Buy	30-Year MMD AAA General Obligation Scale	4.410%	13	13	—
8/4/2027	RBC	2,700	Buy	30-Year MMD AAA General Obligation Scale	4.780%	—	—	—
10/14/2027	WFB	2,500	Buy	30-Year MMD AAA General Obligation Scale	4.400%	81	81	—
						582	584	(2)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,767,068	—	1,767,068
Taxable Municipal Bonds	—	1,363	—	1,363
Temporary Cash Investments	42,011	—	—	42,011
Total	42,011	1,768,431	—	1,810,442
Derivative Financial Instruments
Assets
Swap Contracts	—	584	—	584
Liabilities
Futures Contracts[1]	(76)	—	—	(76)
Swap Contracts	—	(2)	—	(2)
Total	(76)	(2)	—	(78)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.